Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary Of Future Minimum Annual Lease Payments for Operating leases	Future minimum annual lease payments for these operating leases as of December 31, 2021 are as follows:

2022	$1,118
2023	878
2024	914
2025	950
2026	904

Total	$4,764